SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Selling and marketing expenses and Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling and marketing expenses
Advertising expenses	¥ 37,577	¥ 30,447	¥ 30,221
Government grants
Government grants	¥ 5,036	¥ 358	¥ 2,166
Value added taxes
Minimum percentage value added tax	0.00%
Maximum percentage value added tax	13.00%